Estimates (Schedule of Inventory) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Unamortized financing costs(1)	[1]	$ 29	$ 41
Inventory, Net [Abstract]
Natural gas and NGLs		415	392
Crude oil		424	364
Refined products		420	392
Spare parts and other		377	319
Total inventories		$ 1,636	$ 1,467

[1]	(1)Includes unamortized financing costs related to the Partnership’s revolving credit facilities.